Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Ordinary shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Total
Balance at Jun. 30, 2021	$ 2,500	$ 25,277	$ (1,782,799)	$ (175,996)	$ (1,931,018)
Balance (in Shares) at Jun. 30, 2021	25,000,000
Net income			244,587		244,587
Shareholder contribution		157,709			157,709
Foreign currency translation adjustment				63,037	63,037
Balance at Jun. 30, 2022	$ 2,500	182,986	(1,538,212)	(112,959)	(1,465,685)
Balance (in Shares) at Jun. 30, 2022	25,000,000
Net income			969,752		969,752
Shareholder contribution	$ 448	1,993,810			1,994,258
Shareholder contribution (in Shares)	4,480,000
Foreign currency translation adjustment				68,180	68,180
Balance at Jun. 30, 2023	$ 2,948	2,176,796	(568,460)	(44,779)	1,566,505
Balance (in Shares) at Jun. 30, 2023	29,480,000
Net income			1,291,667		1,291,667
Issuance of ordinary shares	$ 276	8,413,120			8,413,396
Issuance of ordinary shares (in Shares)	2,760,000
Foreign currency translation adjustment				387	387
Balance at Jun. 30, 2024	$ 3,224	$ 10,589,916	$ 723,207	$ (44,392)	$ 11,271,955
Balance (in Shares) at Jun. 30, 2024	32,240,000